UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Archon Capital Management LLC

Address:    1301 5th Ave, Suite 3008
            Seattle, WA  98101-2662

13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Constantinos J. Christofilis
Title:      Managing Member
Phone:      (206) 436-3600

Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis    Seattle, WA            March 2, 2011
--------------------------------  ----------------    ----------------------
          [Signature]                 [City, State]           [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total: $159,624
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
                                                   Archon Capital Management LLC
                                                        September 30, 2009
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED NONE
--------------                --------------    -----       -------   -------   --- ----   ----------   -----  ----      ------ ----
ACTIVISION BLIZZARD INC       COM              00507V109    4,429       357,500 SH         Sole         None     357,500
AKAMAI TECHNOLOGIES INC       COM              00971T101    1,427        72,500 SH         Sole         None      72,500
ANGIODYNAMICS INC             COM              03475V101    3,390       246,000 SH         Sole         None     246,000
ARCHER DANIELS MIDLAND CO     COM              039483102      584        20,000 SH         Sole         None      20,000
ARM HLDGS PLC                 SPONSORED ADR    042068106    2,940       420,000 SH         Sole         None     420,000
BARRETT BILL CORP             COM              06846N104    2,295        70,000 SH         Sole         None      70,000
BITSTREAM INC                 CL A             091736108      814       151,588 SH         Sole         None     151,588
CHINAEDU CORP                 SPONS ADR        16945L107    1,808       258,274 SH         Sole         None     258,274
CHINDEX INTERNATIONAL INC     COM              169467107    4,723       375,400 SH         Sole         None     375,400
COINSTAR INC                  COM              19259P300    8,245       250,000 SH         Sole         None     250,000
CORE LABORATORIES N V         COM              N22717107      928         9,000 SH         Sole         None       9,000
COSAN LTD                     SHS A            G25343107    5,807       735,000 SH         Sole         None     735,000
COVANTA HLDG CORP             COM              22282E102    5,826       342,700 SH         Sole         None     342,700
CRA INTL INC                  COM              12618T105    2,860       104,800 SH         Sole         None     104,800
DARLING INTL INC              COM              237266101    2,197       298,900 SH         Sole         None     298,900
DECKERS OUTDOOR CORP          COM              243537107    6,194        73,000 SH         Sole         None      73,000
DUPONT FABROS TECHNOLOGY INC  COM              26613Q106      587        44,000 SH         Sole         None      44,000
EXPRESS 1 EXPEDITED SOLUTION  COM              30217Q108    3,516     3,701,170 SH         Sole         None   3,701,170
FOREST OIL CORP               COM PAR $0.01    346091705    3,327       170,000 SH         Sole         None     170,000
FURMANITE CORPORATION         COM              361086101    5,908     1,370,767 SH         Sole         None   1,370,767
HEALTH FITNESS CORP           COM NEW          42217V201    3,170       567,000 SH         Sole         None     567,000
HELMERICH & PAYNE INC         COM              423452101    3,558        90,000 SH         Sole         None      90,000
ICOP DIGITAL INC              COM NEW          44930M203      194       335,000 SH         Sole         None     335,000
IHS INC                       CL A             451734107    3,732        73,000 SH         Sole         None      73,000
INTREPID POTASH INC           COM              46121Y102    5,001       212,000 SH         Sole         None     212,000
J2 GLOBAL COMMUNICATIONS INC  COM NEW          46626E205    2,830       123,000 SH         Sole         None     123,000
JAGUAR MNG INC                COM              47009M103    6,275       703,500 SH         Sole         None     703,500
LECG CORP                     COM              523234102      313        89,100 SH         Sole         None      89,100
LENDER PROCESSING SVCS INC    COM              52602E102    3,054        80,000 SH         Sole         None      80,000
MARCHEX INC                   CL B             56624R108      653       133,000 SH         Sole         None     133,000
MEDTOX SCIENTIFIC INC         COM NEW          584977201      386        42,436 SH         Sole         None      42,436
MF GLOBAL LTD                 SHS              G60642108   14,615     2,010,300 SH         Sole         None   2,010,300
NEWFIELD EXPL CO              COM              651290108    2,341        55,000 SH         Sole         None      55,000
NOVATEL WIRELESS INC          COM NEW          66987M604      625        55,000 SH         Sole         None      55,000
NUTRI SYS INC NEW             COM              67069D108    8,360       547,811 SH         Sole         None     547,811
OPTELECOM NKF INC             COM PAR $0.03    683818207      186        45,000 SH         Sole         None      45,000
PAN AMERICAN SILVER CORP      COM              697900108    5,836       255,976 SH         Sole         None     255,976
PARKER DRILLING CO            COM              701081101    1,420       260,000 SH         Sole         None     260,000
REX ENERGY CORPORATION        COM              761565100    2,338       280,000 SH         Sole         None     280,000
RIGHTNOW TECHNOLOGIES INC     COM              76657R106      144        10,000 SH         Sole         None      10,000
S1 CORPORATION                COM              78463B101    2,992       484,198 SH         Sole         None     484,198
SILVER WHEATON CORP           COM              828336107    4,721       375,000 SH         Sole         None     375,000
SMITH MICRO SOFTWARE INC      COM              832154108      124        10,000 SH         Sole         None      10,000
SPECTRANETICS CORP            COM              84760C107      256        40,000 SH         Sole         None      40,000
STILLWATER MNG CO             COM              86074Q102      907       135,000 SH         Sole         None     135,000
TITAN INTL INC ILL            COM              88830M102    3,516       395,000 SH         Sole         None     395,000
TRADESTATION GROUP INC        COM              89267P105    4,588       563,000 SH         Sole         None     563,000
VAALCO ENERGY INC             COM NEW          91851C201    3,515       764,100 SH         Sole         None     764,100
WEBMEDIABRANDS INC            COM              94770W100    1,190     1,653,438 SH         Sole         None   1,653,438
YAMANA GOLD INC               COM              98462Y100    4,980       465,000 SH         Sole         None     465,000

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